Exchange rates	12 Months Ended
Dec. 31, 2017
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Exchange rates

5. Exchange rates

The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were as follows:

	2017	2016	2015
Average rates:
US$/£	1.30	1.36	1.53
Euro/£	1.15	1.23	1.37
Yen/£	145	149	185
Period end rates:
US$/£	1.35	1.24	1.47
Euro/£	1.13	1.17	1.36
Yen/£	152	144	177